VND-Q1

Quarterly Report
March 31, 2026
MFS®  New Discovery Series

MFS® Variable Insurance Trust

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 94.9%
Aerospace & Defense – 7.0%
Amprius Technologies, Inc. (a)	538,534	$9,079,683
BETA Technologies, Inc., “A” (a)	59,576	875,767
CACI International, Inc., “A” (a)	21,982	11,955,350
Karman Holdings, Inc. (a)	48,148	3,854,247
Leonardo DRS, Inc.	251,877	11,213,564
Mirion Technologies, Inc. (a)	209,079	3,886,779
Standard Aero, Inc. (a)	232,279	5,999,767
York Space Systems, Inc. (a)(l)	129,836	2,878,464
		$49,743,621
Apparel, Footwear, & Accessories – 1.5%
Birkenstock Holding PLC (a)	169,864	$6,086,227
Columbia Sportswear Co.	81,312	4,456,711
		$10,542,938
Auto & Auto Components – 2.3%
Modine Manufacturing Co. (a)	55,903	$12,114,739
Visteon Corp.	47,608	4,337,565
		$16,452,304
Brokerage & Asset Managers – 2.9%
GCM Grosvenor, Inc., “A”	338,106	$3,313,439
Hamilton Lane, Inc., “A”	39,657	3,941,906
PJT Partners, Inc.	60,109	8,398,429
WisdomTree Investments, Inc.	355,064	5,169,732
		$20,823,506
Chemicals – 2.4%
BioLife Solutions, Inc. (a)	305,049	$5,820,335
Element Solutions, Inc.	333,090	11,371,692
		$17,192,027
Construction – 6.1%
Independence Realty Trust, Inc., REIT	231,536	$3,447,571
James Hardie Industries PLC (a)	366,531	6,942,097
Knife River Corp. (a)	115,426	9,424,533
QXO, Inc. (a)	822,558	15,974,076
Simpson Manufacturing Co., Inc.	41,274	7,083,444
		$42,871,721
Consumer Services – 0.7%
Adtalem Global Education, Inc. (a)	43,957	$5,066,044
Diversified Financial Services – 0.5%
Miami International Holdings, Inc. (a)	90,781	$3,533,197
Electrical Equipment – 4.1%
Advanced Drainage Systems, Inc.	30,141	$4,133,235
Littlefuse, Inc.	34,750	11,792,413
nVent Electric PLC	112,355	13,289,349
		$29,214,997
Energy - Independent – 2.8%
Antero Resources Corp. (a)	138,438	$5,875,309
Matador Resources Co.	74,278	4,692,884
Permian Resources Corp.	208,509	4,445,412

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Viper Energy, Inc., “A”	101,598	$4,774,090
		$19,787,695
Energy - Renewables – 1.1%
Bloom Energy Corp. (a)	58,075	$7,868,582
Engineering - Construction – 4.4%
Legence Corp., “A” (a)	190,272	$10,742,757
Primoris Services Corp.	73,534	10,518,304
TopBuild Corp. (a)	27,887	9,796,703
		$31,057,764
Entertainment & Leisure – 2.0%
Brunswick Corp.	73,414	$5,341,603
Corsair Gaming, Inc. (a)	603,476	3,349,292
Patrick Industries, Inc.	51,737	5,746,428
		$14,437,323
Food & Beverages – 0.4%
Once Upon a Farm PBC (a)(l)	158,134	$2,585,491
Hardware, Peripherals, & Assembly – 2.3%
Box, Inc., “A” (a)	301,037	$7,116,515
Q2 Holdings, Inc. (a)	108,287	5,121,975
Wix.com Ltd. (a)	46,390	4,178,347
		$16,416,837
Machinery & Tools – 3.6%
Crane Co.	52,863	$9,039,573
Finning International, Inc.	114,041	7,056,753
Flowserve Corp.	129,545	9,522,853
		$25,619,179
Medical & Health Technology & Services – 6.7%
Azenta, Inc. (a)	270,096	$5,707,128
Charles River Laboratories International, Inc. (a)	66,861	11,533,523
GeneDX Holdings Corp. (a)	85,664	5,501,342
Guardant Health, Inc. (a)	62,028	5,729,526
Schrodinger, Inc. (a)	702,349	7,978,685
Tempus AI, Inc. (a)	31,351	1,417,692
Waystar Holding Corp. (a)	380,698	9,178,629
		$47,046,525
Medical Equipment – 8.7%
AtriCure, Inc. (a)	123,165	$3,513,897
Billiontoone, Inc., “A” (a)(l)	18,955	1,496,308
Bio-Techne Corp.	245,517	12,830,718
Caris Life Sciences, Inc. (a)	63,553	1,136,328
Ceribell, Inc. (a)	130,477	2,391,643
Globus Medical, Inc. (a)	62,172	5,356,740
Integer Holdings Corp. (a)	119,533	10,518,904
iRhythm Technologies, Inc. (a)	39,989	4,719,502
Merit Medical Systems, Inc. (a)	118,616	8,176,201
PROCEPT BioRobotics Corp. (a)	99,851	2,497,273
Pulse Biosciences, Inc. (a)	122,295	2,640,349
UFP Technologies, Inc. (a)	31,681	6,133,442
		$61,411,305

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 1.9%
SSR Mining, Inc. (a)	251,215	$7,385,721
Uranium Energy Corp. (a)	462,241	6,240,253
		$13,625,974
Oil Services – 2.0%
Oceaneering International, Inc. (a)	181,153	$6,425,497
TechnipFMC PLC	111,622	7,716,429
		$14,141,926
Pharmaceuticals & Biotechnology – 10.4%
ABSCI Corp. (a)	451,688	$1,355,064
Adaptive Biotechnologies Corp. (a)	283,420	3,933,870
Annexon, Inc. (a)	232,809	1,289,762
Ascendis Pharma, ADR (a)	29,377	6,719,401
CG Oncology, Inc. (a)	36,262	2,454,212
Cogent Biosciences, Inc. (a)	125,047	4,813,059
Collegium Pharmaceutical, Inc. (a)	211,180	6,983,723
Cytokinetics, Inc. (a)	73,064	4,815,648
Harmony Biosciences Holdings (a)	65,422	1,832,470
Immunocore Holdings PLC, ADR (a)	102,016	3,075,782
Ionis Pharmaceuticals, Inc. (a)	94,701	7,111,098
Kiniksa Pharmaceuticals International PLC (a)	107,710	5,186,237
Kymera Therapeutics, Inc. (a)	48,058	4,002,751
Legend Biotech Corp., ADR (a)	151,845	2,746,876
Ligand Pharmaceuticals, Inc. (a)	63,950	12,767,617
Neurocrine Biosciences, Inc. (a)	24,788	3,265,571
Ultragenyx Pharmaceutical, Inc. (a)	63,320	1,326,554
		$73,679,695
Pollution Control – 0.6%
GFL Environmental, Inc.	104,229	$4,348,434
Real Estate - Storage & Office – 1.3%
Terreno Realty Corp., REIT	152,040	$9,338,297
Restaurants – 3.4%
Black Rock Coffee Bar, Inc., “A” (a)	174,977	$2,260,703
Chefs' Warehouse, Inc. (a)	185,046	11,000,985
Dutch Bros, Inc., “A” (a)	115,575	5,855,029
U.S. Foods Holding Corp. (a)	50,456	4,652,548
		$23,769,265
Retail & E-commerce – 1.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	88,093	$8,108,080
Semiconductor & Electronic Components – 8.1%
Advanced Energy Industries, Inc.	55,529	$17,919,764
Formfactor, Inc. (a)	103,682	10,056,117
MACOM Technology Solutions Holdings, Inc. (a)	52,370	11,629,806
nLIGHT, Inc. (a)	150,023	8,554,311
TTM Technologies, Inc. (a)	95,597	9,313,060
		$57,473,058
Software – 3.0%
Alkami Technology, Inc. (a)	332,697	$5,213,362
CCC Intelligent Holdings, Inc. (a)	1,181,274	7,087,644
JFrog Ltd. (a)	185,480	8,704,576
		$21,005,582

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Transportation & Logistics – 2.0%
Knight-Swift Transportation Holdings, Inc.	82,365	$4,742,577
XPO, Inc. (a)	47,135	9,170,114
		$13,912,691
Travel, Gaming, & Lodging – 1.5%
Genius Sports Ltd. (a)	1,048,940	$4,646,804
Sportradar Group AG (a)	336,452	5,632,207
		$10,279,011
Total Common Stocks		$671,353,069
Contingent Value Rights – 0.0%
Pharmaceuticals & Biotechnology – 0.0%
Sanofi S.A., (a)(u)	13,985	$0

	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (Expiration 11/23/27) (a)	$ 2.565	11/23/27	2	$0

Mutual Funds (h) – 6.0%
Money Market Funds – 6.0%
MFS Institutional Money Market Portfolio, 3.71% (v)	42,577,899	$42,577,900
Collateral for Securities Loaned – 0.7%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.6% (j)	5,276,744	$5,276,744

Other Assets, Less Liabilities – (1.6)%		(11,426,524)
Net Assets – 100.0%		$707,781,189

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $42,577,900 and
$676,629,813, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$612,534,420	$0	$—	$612,534,420
Canada	18,790,908	—	—	18,790,908
United Kingdom	7,722,586	—	—	7,722,586
Australia	6,942,097	—	—	6,942,097
Denmark	6,719,401	—	—	6,719,401
Germany	6,086,227	—	—	6,086,227
Switzerland	5,632,207	—	—	5,632,207
Israel	4,178,347	—	—	4,178,347
China	2,746,876	—	—	2,746,876
Other Countries	—	—	0	0
Investment Companies	47,854,644	—	—	47,854,644
Total	$719,207,713	$0	$0	$719,207,713
For further information regarding security characteristics, see the Portfolio of Investments. At March 31, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2025.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$40,102,578	$76,943,019	$74,461,279	$(803)	$(5,615)	$42,577,900

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$305,098	$—